Common Stock (Tables)	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Reserved Shares of Authorized but Unissued Common Stock

As of March 31, 2014, December 31, 2013 and December 31, 2012, the Company had reserved shares of authorized but unissued common stock as follows:

	March 31, 2014	Shares Reserved December 31, 2013	Shares Reserved December 31, 2012
	(unaudited)
Outstanding common stock warrants	1,848,487	1,742,727	28,208
Equity incentive plans	1,050,047	577,294	140,474
Convertible preferred stock	—	—	661,059

Total reserved shares of common stock	2,898,534	2,320,021	829,741